Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ 1,806	€ (6,002)	€ (1,321)
Deferred Day One Profit or Loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(90)	(108)
Own credit adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	34	75
Bid/Offer
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(154)	(216)
Model Risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(26)	(13)
CVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(131)	(192)
DVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	55	99
CollVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(4)	(8)
FVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(68)	(78)
Total Valuation Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (385)	€ (441)